Asset Retirement Obligations - Non-Nuclear Asset Retirement Obligations Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	$ 514	$ 500	$ 491
Commonwealth Edison Co [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
PECO Energy Co [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Baltimore Gas and Electric Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Pepco Holdings LLC [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Potomac Electric Power Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Delmarva Power & Light Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Atlantic City Electric Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	0	0	0
Nonnuclear Decommissioning Asset Retirement Obligation [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	249	244
Asset Retirement Obligation, Revision of Estimate	26	5
Accretion expense	7	5
Payments	(8)	(5)
ARO ending balance	274	249	244
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Commonwealth Edison Co [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	129	129
Asset Retirement Obligation, Revision of Estimate	15	0
Accretion expense	4	1
Payments	(2)	(1)
ARO ending balance	146	129	129
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | PECO Energy Co [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	29	28
Asset Retirement Obligation, Revision of Estimate	0	2
Accretion expense	1	1
Payments	(1)	(2)
ARO ending balance	29	29	28
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Baltimore Gas and Electric Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	23	23
Asset Retirement Obligation, Revision of Estimate	2	1
Accretion expense	1	1
Payments	0	(2)
ARO ending balance	26	23	23
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Pepco Holdings LLC [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	59	57
Asset Retirement Obligation, Revision of Estimate	10	1
Accretion expense	1	1
Payments	0	0
ARO ending balance	70	59	57
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Potomac Electric Power Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	39	41
Asset Retirement Obligation, Revision of Estimate	5	(3)
Accretion expense	1	1
Payments	0	0
ARO ending balance	45	39	41
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Delmarva Power & Light Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	14	12
Asset Retirement Obligation, Revision of Estimate	2	2
Accretion expense	0	0
Payments	0	0
ARO ending balance	16	14	12
Nonnuclear Decommissioning Asset Retirement Obligation [Member] | Atlantic City Electric Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	6	4
Asset Retirement Obligation, Revision of Estimate	3	2
Accretion expense	0	0
Payments	0	0
ARO ending balance	$ 9	$ 6	$ 4